Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance at Oct. 04, 2017
Beginning balance, shares at Oct. 04, 2017
Issuance of founder shares	$ 1,500			1,500
Issuance of founder shares, shares	15,000,000
Net loss			(2,809)	(2,809)
Ending balance at Dec. 31, 2017	$ 1,500		$ (2,809)	(1,309)
Ending balance, shares at Dec. 31, 2017	15,000,000
Net loss				(48,469)
Ending balance at Sep. 30, 2018				$ (49,778)